Financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Summary of classification of financial instruments

	2021
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	67,152	—
Trade and other receivables	—	5,034	—
Accounts payable and accrued liabilities	—	—	3,180
Lease liabilities	—	—	1,377
Derivative financial instrument	161	—	—
	161	72,186	4,557

	2020
			Financial
	Fair value	Financial	liabilities
	through	assets at	at
	profit or	amortized	amortized
	loss	cost	cost
	$	$	$

Cash	—	83,913	—
Trade and other receivables	—	7,431	—
Accounts payable and accrued liabilities	—	—	3,382
Other liabilities	99	—	—
Lease liabilities	—	—	1,676
Derivative financial instrument	450	—	—
	549	91,344	5,058

Summary of financial instruments denominated in foreign currencies

	2021
	US		Canadian	Chinese
	dollars	Euro	dollars	renminbi	Total
	$	$	$	$	$

Cash	47,765	1,349	17,984	54	67,152
Trade and other receivables	4,310	421	303	—	5,034
Accounts payable and accrued liabilities	(372)	(1,030)	(1,759)	(19)	(3,180)
Lease liabilities	—	—	(1,368)	(9)	(1,377)

	2020
	US		Canadian
	dollars	Euro	dollars	Total
	$	$	$	$

Cash	61,644	1,899	20,370	83,913
Trade and other receivables	5,002	2,197	232	7,431
Accounts payable and accrued liabilities	(734)	(1,700)	(948)	(3,382)
Other liabilities	—	(99)	—	(99)
Lease liabilities	—	(95)	(1,581)	(1,676)

Summary of significant contractual, undiscounted cash flows related to its financial liabilities

	2021
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,180	3,180	3,180	—	—
Lease liability	1,377	1,575	321	1,254	—
	4,557	4,755	3,501	1,254	—

	2020
		Future		Between	Greater
	Carrying	cash	Less than	1 year and	than 5
	amount	flows	1 year	5 years	years
	$	$	$	$	$

Accounts payable and accrued liabilities	3,382	3,382	3,382	—	—
Lease liability	1,676	1,958	398	1,240	320
Other liabilities	99	99	99	—	—
	5,157	5,439	3,879	1,240	320